BALANCE SHEET COMPONENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Prepaid insurance	$6,890	$7,459
Prepaid software	2,224	2,564
Income tax receivable	494	494
Short-term deposits	570	448
Prepaid salary	476	279
Prepaid warrant	876	936
Other	475	566
Total prepaid expenses and other current assets	$12,005	$12,746

Schedule of Property, Equipment and Software

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years

Property, equipment and software consist of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Machinery and equipment	$406	$344
Electronic equipment	578	413
Vehicles and vehicle hardware	6,929	6,268
Leasehold improvements	278	258
Developed software	6,108	5,184
Other	27	26
Property, equipment and software, gross	14,326	12,493
Less: accumulated depreciation and amortization	(3,240)	(2,856)
Total property, equipment and software, net	$11,086	$9,637

Property, equipment and software consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Machinery and equipment	$344	$207
Electronic equipment	413	130
Vehicles and vehicle hardware	6,268	4,144
Leasehold improvements	258	119
Developed software	5,184	3,709
Other	26	—
Property, equipment and software, gross	12,493	8,309
Less: accumulated depreciation and amortization	(2,856)	(1,783)
Total property, equipment and software, net	$9,637	$6,526

Schedule of Other Assets

Other assets consist of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Intangible assets	$3	$4
Long-term deposits	3,719	3,592
Total Other Assets	$3,722	$3,596

Other assets consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	December 31,	December 31,
	2021	2020
Intangibles assets	$4	$3
Long-term deposits	3,592	75
Total Other Assets	$3,596	$78

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Accrued payroll expenses*	$3,189	$823
Accrued legal expenses	696	124
Accrued transaction costs	1,092	1,092
Other	1,174	1,103
Total accrued expenses and other current liabilities	$6,151	$3,142